TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 207,020	$ 228,514
Other payables:
Contract liabilities	10,723	11,546
Wages, salaries and related expenses	24,630	21,003
Provision for vacation	2,472	1,934
Institutions	1,178	864
Interest to pay	69	77
Pledged deposits	13	296
Others	2,197	2,806
Total other payables	$ 41,282	$ 38,526